Note 14 - Stock Compensation Plan (Details) - Summary of Stock Options Outstanding And Exercisable by Ranges of Option Prices (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Numbers of Options Outstanding	3,722,000
Number of Options Exercisable	1,866,000
Range: $0.00 - $3.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Numbers of Options Outstanding	3,712,000
Weighted Average Remaining Contractual Life (Years)	6 years 40 days
Weighted Average Exercise Price (in Dollars per share)	$ 0.35
Number of Options Exercisable	1,856,000
Weighted Average Remaining Contractual Life (Years)	4 years 167 days
Weighted Average Exercise Price (in Dollars per share)	$ 0.55
Range: $3.01 - $6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Numbers of Options Outstanding	10,000
Weighted Average Remaining Contractual Life (Years)	116 days
Weighted Average Exercise Price (in Dollars per share)	$ 4.57
Number of Options Exercisable	10,000
Weighted Average Remaining Contractual Life (Years)	116 days
Weighted Average Exercise Price (in Dollars per share)	$ 4.57